Proposed Public Offering - Additional information (Detail) - Common Class A [Member]	Jul. 02, 2021 $ / shares shares
Proposed Public Offering [Member] | Subsequent Event [Member]
Proposed Public Offering Details [Line Items]
Stock issued during period new shares issued	22,000,000
Sale of stock price per share | $ / shares	$ 10.00
Over-Allotment Option [Member]
Proposed Public Offering Details [Line Items]
Stock issued during period new shares issued	3,000,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Proposed Public Offering Details [Line Items]
Stock issued during period new shares issued	25,300,000